Mutual Fund Series Trust

Catalyst/Princeton Floating Rate Income Fund

Incorporated herein by reference is the Supplement to prospectus for Catalyst/Princeton Floating Rate Income Fund filed pursuant to Rule 497 (e) under the Securities Act of 1933, as amended, on March 26, 2013 (SEC Accession No. 0001162044-13-000349).